Employee Benefit Plan, Schedule, Asset Held for Investment (Details) shares in Thousands, $ in Thousands	12 Months Ended
Mar. 31, 2026 USD ($) shares
EBP, Schedule of Asset Held for Investment [Abstract]
EBP, Plan Number	001
EBP, Plan Name	ADVANCED DRAINAGE SYSTEMS, INC.RETIREMENT AND STOCK OWNERSHIP PLAN
Investment, Identifier [Axis]: Advanced Drainage Systems, Inc.
EBP, Schedule of Asset Held for Investment [Abstract]
EBP, Asset Held for Investment	$ 595,111
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment	$ 595,111
EBP, Investment, Number of Shares | shares	4,340
Investment, Identifier [Axis]: Blended Research International Equity Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares | shares	382
Investment, Identifier [Axis]: DWS RREEF Real Assets Fund
EBP, Schedule of Asset Held for Investment [Abstract]
EBP, Asset Held for Investment	$ 2,801
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment	$ 2,801
EBP, Investment, Number of Shares | shares	204
Investment, Identifier [Axis]: Dodge & Cox Income Fund
EBP, Schedule of Asset Held for Investment [Abstract]
EBP, Asset Held for Investment	$ 12,986
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment	$ 12,986
EBP, Investment, Number of Shares | shares	1,020
Investment, Identifier [Axis]: Fidelity 500 Index Fund
EBP, Schedule of Asset Held for Investment [Abstract]
EBP, Asset Held for Investment	$ 105,206
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment	$ 105,206
EBP, Investment, Number of Shares | shares	463
Investment, Identifier [Axis]: Fidelity Extended Market Index Fund
EBP, Schedule of Asset Held for Investment [Abstract]
EBP, Asset Held for Investment	$ 17,159
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment	$ 17,159
EBP, Investment, Number of Shares | shares	173
Investment, Identifier [Axis]: Fidelity International Index Fund
EBP, Schedule of Asset Held for Investment [Abstract]
EBP, Asset Held for Investment	$ 15,883
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment	$ 15,883
EBP, Investment, Number of Shares | shares	259
Investment, Identifier [Axis]: Fidelity Stock Selector Small Cap Fund
EBP, Schedule of Asset Held for Investment [Abstract]
EBP, Asset Held for Investment	$ 8,617
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment	$ 8,617
EBP, Investment, Number of Shares | shares	195
Investment, Identifier [Axis]: Fidelity US Bond Index Fund
EBP, Schedule of Asset Held for Investment [Abstract]
EBP, Asset Held for Investment	$ 6,159
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment	$ 6,159
EBP, Investment, Number of Shares | shares	588
Investment, Identifier [Axis]: Growth Fund
EBP, Schedule of Asset Held for Investment [Abstract]
EBP, Asset Held for Investment	$ 6,777
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment	6,777
Investment, Identifier [Axis]: JP Morgan US Equity Fund
EBP, Schedule of Asset Held for Investment [Abstract]
EBP, Asset Held for Investment	25,259
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment	$ 25,259
EBP, Investment, Number of Shares | shares	1,012
Investment, Identifier [Axis]: Principal Stable Value Z Fund
EBP, Schedule of Asset Held for Investment [Abstract]
EBP, Asset Held for Investment	$ 33,102
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment	$ 33,102
EBP, Investment, Number of Shares | shares	1,256
Investment, Identifier [Axis]: Vanguard Target Retirement 2020 Investment Fund
EBP, Schedule of Asset Held for Investment [Abstract]
EBP, Asset Held for Investment	$ 4,185
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment	$ 4,185
EBP, Investment, Number of Shares | shares	153
Investment, Identifier [Axis]: Vanguard Target Retirement 2025 Investment Fund
EBP, Schedule of Asset Held for Investment [Abstract]
EBP, Asset Held for Investment	$ 15,817
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment	$ 15,817
EBP, Investment, Number of Shares | shares	799
Investment, Identifier [Axis]: Vanguard Target Retirement 2030 Investment Fund
EBP, Schedule of Asset Held for Investment [Abstract]
EBP, Asset Held for Investment	$ 59,738
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment	$ 59,738
EBP, Investment, Number of Shares | shares	1,426
Investment, Identifier [Axis]: Vanguard Target Retirement 2035 Investment Fund
EBP, Schedule of Asset Held for Investment [Abstract]
EBP, Asset Held for Investment	$ 77,399
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment	$ 77,399
EBP, Investment, Number of Shares | shares	2,859
Investment, Identifier [Axis]: Vanguard Target Retirement 2040 Investment Fund
EBP, Schedule of Asset Held for Investment [Abstract]
EBP, Asset Held for Investment	$ 59,579
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment	$ 59,579
EBP, Investment, Number of Shares | shares	1,207
Investment, Identifier [Axis]: Vanguard Target Retirement 2045 Investment Fund
EBP, Schedule of Asset Held for Investment [Abstract]
EBP, Asset Held for Investment	$ 57,141
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment	$ 57,141
EBP, Investment, Number of Shares | shares	1,666
Investment, Identifier [Axis]: Vanguard Target Retirement 2050 Investment Fund
EBP, Schedule of Asset Held for Investment [Abstract]
EBP, Asset Held for Investment	$ 43,404
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment	$ 43,404
EBP, Investment, Number of Shares | shares	743
Investment, Identifier [Axis]: Vanguard Target Retirement 2055 Investment Fund
EBP, Schedule of Asset Held for Investment [Abstract]
EBP, Asset Held for Investment	$ 31,084
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment	$ 31,084
EBP, Investment, Number of Shares | shares	477
Investment, Identifier [Axis]: Vanguard Target Retirement 2060 Investment Fund
EBP, Schedule of Asset Held for Investment [Abstract]
EBP, Asset Held for Investment	$ 18,819
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment	$ 18,819
EBP, Investment, Number of Shares | shares	313
Investment, Identifier [Axis]: Vanguard Target Retirement 2065 Investment Fund
EBP, Schedule of Asset Held for Investment [Abstract]
EBP, Asset Held for Investment	$ 9,884
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment	$ 9,884
EBP, Investment, Number of Shares | shares	251
Investment, Identifier [Axis]: Vanguard Target Retirement 2070 Investment Fund
EBP, Schedule of Asset Held for Investment [Abstract]
EBP, Asset Held for Investment	$ 7,919
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment	$ 7,919
EBP, Investment, Number of Shares | shares	253
Investment, Identifier [Axis]: Vanguard Target Retirement Income Investment Fund
EBP, Schedule of Asset Held for Investment [Abstract]
EBP, Asset Held for Investment	$ 8,635
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment	$ 8,635
EBP, Investment, Number of Shares | shares	629